Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2015 and 2014:

(in thousands)	Estimated useful life (in years)	2015	2014
Land	—	$15,452	$15,653
Buildings and improvements	5-40	302,068	300,131
Machinery and equipment	3-10	253,556	244,906
Computer software	3-7	125,396	102,835
Furniture and office equipment	3-10	92,281	86,556
Construction in progress	—	63,825	70,575
		852,578	820,656
Less: Accumulated depreciation and amortization		(409,634)	(392,563)
Property, plant and equipment, net		$442,944	$428,093